Related Party Transactions	6 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Related Party Transactions [Abstract]
Related Party Transactions
13. Related Party Transactions
On June 18, 2024, the Board of Directors issued 86,215 RSAs to a consultant in exchange for regulatory and strategic services provided to the Company. The consultant is an employee of Fairmount, which is a related party of the Company.
Paragon and Parade each currently beneficially own more than 5% of the Company’s capital stock through their respective common stock holdings. For the period from June 18, 2024 (inception) to December 31, 2024, the Company recognized $24.6 million of expenses, recognized as research and development expense in the Company’s consolidated statement of operations and comprehensive loss, in connection with services provided by Paragon and Parade under the Paragon Option Agreement and
JADE-001
License Agreement. For the period from June 18, 2024 (inception) to December 31, 2024, the Company recognized $1.0 million of expenses, recognized as general and administrative expense in the Company’s consolidated statement of operations and comprehensive loss, in connection with services provided by Paragon and Parade under the Paragon Option Agreement. As of December 31, 2024, the Company had $5.5 million in related party accrued expenses pertaining to services provided by Paragon and Parade under the Paragon Option Agreement and reimbursements of recruiting and start-up
fees on its consolidated balance sheets. In addition, under the terms of the Paragon Option Agreement, Parade will be entitled to grants of warrants to purchase a number of shares equal to 1.00% of outstanding shares of the Company’s common stock, on a fully diluted basis, as of the date of the grants (see Note 8). The Company exercised its option for
JADE-001
in October 2024. Under the terms of the
JADE-001
License Agreement, Jade is obligated to pay Paragon up to $22.0 million based on specific development and regulatory milestones, including a $1.5 million fee for nomination of a development candidate and a further milestone payment of $2.5 million upon the first dosing of a human patient in a Phase 1 trial. If the Company exercises its options for
JADE-002
and
JADE-003,
it will be required to make
non-refundable
milestone payments to Paragon of up to $12.0 million under each respective agreement upon the achievement of certain clinical development milestones, up to $10.0 million under each respective agreement upon the achievement of certain regulatory milestones, as well as tiered royalty payments in the low-to-mid
single-digits beginning on the first commercial sale of each product developed.
Fairmount beneficially owns more than 5% of the Company’s capital, currently has two representatives appointed to the Board of Directors, and beneficially owns more than 5% of Paragon. In June 2024, the Company issued and sold an aggregate of 20,000,000 shares of Convertible Preferred Stock to Fairmount, at a purchase price of $0.0001 per share, for gross proceeds of less than $0.1 million (see Note 6). In July 2024, Fairmount entered into the Purchase Agreement with the Company and holds a Convertible Note with an initial principal amount of $20.0 million (see Note 5).

The following is a summary of related party accrued expenses and other current liabilities (in thousands):

December 31, 2024
Reimbursable fees under the terms of the Paragon Option Agreement	$5,430
Paragon reimbursable legal fees	74

$5,504

15. Related Party Transactions
Paragon and Parade each beneficially own less than 5% of the Company’s share capital through their respective holdings of Company’s common stock.
Fairmount beneficially owns more than 5% of the Company’s capital, currently has two representatives appointed to the board of directors and beneficially owns more than 5% of Paragon.

The following is a summary of related party accounts payable and other current liabilities (in thousands):

	September 30, 2025	December 31, 2024
Reimbursable fees under the terms of the Paragon Option Agreement	$1,889	$5,430
Paragon reimbursable legal fees	159	74

	$2,048	$5,504